Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2017
Entity Registrant Name	dei_EntityRegistrantName	Global X Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 22, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jun. 22, 2018
Prospectus Date	rr_ProspectusDate	Jun. 22, 2018
Global X TargetIncome 5 ETF (Prospectus Summary) | Global X TargetIncome 5 ETF | Global X TargetIncome 5 ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFIV